Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014	May 31, 2014
C000028092
Account Value [Line Items]
Account Value	$ 12,841	$ 12,841	$ 12,841	$ 12,841	$ 12,200	$ 12,363	$ 15,144	$ 12,329	$ 13,577	$ 11,681	$ 11,507	$ 10,084	$ 9,971	$ 10,007	$ 9,577
Average Annual Return, Percent	0.75%	2.84%	(0.37%)	2.53%
C000028092 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	5.26%	7.44%	0.51%	2.98%
C000028098
Account Value [Line Items]
Account Value	$ 13,901	$ 13,901	$ 13,901	$ 13,901	13,181	13,305	16,233	13,169	14,445	12,385	12,159	10,624	10,469	10,465	10,000
Average Annual Return, Percent	5.47%	7.92%	0.89%	3.35%
C000028098 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	5.47%	7.92%	0.89%	3.35%
C000028097
Account Value [Line Items]
Account Value	$ 13,400	$ 13,400	$ 13,400	$ 13,400	12,718	12,897	15,804	12,864	14,162	12,195	12,015	10,529	10,411	10,445	10,000
Average Annual Return, Percent	5.36%	7.52%	0.51%	2.97%
C000028097 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	5.36%	7.52%	0.51%	2.97%
C000028095
Account Value [Line Items]
Account Value	$ 13,751	$ 13,751	$ 13,751	$ 13,751	13,049	13,191	16,112	13,086	14,370	12,339	12,122	10,600	10,452	10,459	10,000
Average Annual Return, Percent	5.38%	7.72%	0.77%	3.24%
C000028095 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	5.38%	7.72%	0.77%	3.24%
C000028094
Account Value [Line Items]
Account Value	$ 12,442	$ 12,442	$ 12,442	$ 12,442	11,862	12,114	14,951	12,263	13,605	11,794	11,709	10,342	10,303	10,412	10,000
Average Annual Return, Percent	3.89%	5.70%	(0.24%)	2.21%
C000028094 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	4.89%	6.70%	(0.24%)	2.21%
C000028096
Account Value [Line Items]
Account Value	$ 12,998	$ 12,998	$ 12,998	$ 12,998	12,365	12,567	15,452	12,620	13,941	12,032	11,890	10,449	10,370	10,433	10,000
Average Annual Return, Percent	5.12%	7.14%	0.19%	2.66%
C000028096 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	5.12%	7.14%	0.19%	2.66%
MSCI World Index
Account Value [Line Items]
Account Value	$ 23,963	$ 23,963	$ 23,963	$ 23,963	$ 20,857	$ 18,460	$ 20,709	$ 17,005	$ 14,849	$ 12,965	$ 12,948	$ 10,471	$ 10,151	$ 10,225	$ 10,000
Average Annual Return, Percent	14.89%	24.92%	12.76%	9.13%